Share Capital and Warrants - Issued and Outstanding - Warrants (Details) - Share Purchase Warrants shares in Thousands, $ in Millions	9 Months Ended
Sep. 30, 2021 CAD ($) shares
Number of Warrants
Outstanding, Beginning of Year | shares	0
Issued Under the Arrangement, Net of Issuance Costs | shares	65,433
Issued Upon Exercise of Warrants (Note 22D) | shares	(214)
Outstanding, End of Period | shares	65,219
Amount
Outstanding, Beginning of Year | $	$ 0
Issued Under the Arrangement, Net of Issuance Costs | $	216
Issued Upon Exercise of Warrants (Note 22D) | $	0
Outstanding, End of Period | $	$ 216